Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	[1]	Canada
Nature of business	[1]	Financial Services
Carrying value	[1]		$ 579
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[2]	China
Nature of business	[2]	Banking
Ownership percentage	[2]	18.11%
Date of financial statements	[2],[3]	Sep. 30, 2023
Carrying value	[2]	$ 895	1,007
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[4]	Curacao
Nature of business	[4]	Banking
Ownership percentage	[4]	48.10%
Date of financial statements	[3],[4]	Sep. 30, 2023
Carrying value	[4]	$ 489	$ 438

[1]	On October 31, 2023, the Bank closed the sale of its 20% interest in CTFS to Canadian Tire Corporation. Refer to Note 36 – Acquisitions and Divestitures.
[2]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $529 as at October 31, 2023 (October 31, 2022 – $489).
[3]	Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.
[4]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2023 these reserves amounted to $71 (2022 – $67).